Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions

(12) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Advertising Company or its subsidiaries through common ownership and directorate control.

Prior to 1996, the Company entered into various related party transactions for the purchase and sale of advertising structures whereby any resulting gains were deferred at that date. As of December 31, 2013 and 2012, the deferred gains related to these transactions were $85, respectively, and are included in deferred income on the balance sheets. No gains related to these transactions have been realized in the Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

In addition, the Company had receivables from employees of $126 and $57 at December 31, 2013 and 2012, respectively. These receivables are primarily relocation loans for employees. The Company does not have any receivables from its current executive officers.

In June 2011, the Company entered into a service contract with Joule Energy LA, LLC (“Joule”), of which Ross L. Reilly is a member and owns 26.66% interest. Joule provides services related to the Company’s installation of solar arrays in the State of Louisiana, which services are expected to be completed in 2012 and 2013. In addition, from time to time beginning in 2012, Joule provides lighting installation services for certain of Lamar Advertising’s billboards in the state of Louisiana. As of December 31, 2013, the aggregate amount paid to Joule under the service contract was approximately $1,538. Ross L. Reilly is the son of Kevin P. Reilly, Jr., our Chairman of the Board of Directors and President.

LAMAR MEDIA CORP [Member]
Related Party Transactions

(7) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Media Corp. or its subsidiaries through common ownership and directorate control.

As of December 31, 2013 and December 31, 2012, there was a payable to Lamar Advertising Company, its parent, in the amount of $7,665 and $8,356, respectively.

Effective December 31, 2013 and December 31, 2012, Lamar Advertising Company contributed $37,858 and $26,839 respectively, to Lamar Media which resulted in an increase in Lamar Media’s additional paid-in capital.